Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Current
Cash	$ 729	$ 4,412	$ 753
Restricted cash	265
Receivables	5	5	14
Prepaid expenses	31	101	58
Total current assets	1,030	4,518	825
Non-current
Deposits	64	65	67
Available for sale securities at fair value	37	32	46
Equipment	10	14	20
Mineral interests	10,617	10,617	10,617
Total assets	11,758	15,246	11,575
Current
Accounts payable and accrued liabilities	2,073	1,256	4,440
Related party loan	1,000	1,000	1,500
Flow-through tax liability			624
Convertible debt, current	4,827
Total current liabilities	7,900	2,256	6,564
Convertible debt, net of current	530	6,466
Derivative liability, convertible debt	173	330
Total liabilities	8,603	9,052	6,564
Commitments
SHAREHOLDERS' EQUITY
Common stock, unlimited shares authorized; shares outstanding: 185,598,129, 180,467,990 and 156,420, 334 at December 31, 2016, June 30, 2016 and June 30, 2015 respectively	61,059	58,401	47,617
Additional paid-in capital	9,024	8,630	7,250
Accumulated deficit	(66,544)	(60,222)	(48,814)
Accumulated other comprehensive loss	(384)	(615)	(1,042)
Total equity	3,155	6,194	5,011
Total liabilities and equity	$ 11,758	$ 15,246	$ 11,575